Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Statement of Cash Flows [Abstract]
Net income (loss)	$ (2,230,000)	$ 1,533,000	$ 1,387,000	$ 2,806,000
Adjustments to reconcile net income to net cash used in operating activities:
Interest income earned on Trust Account	(1,057,000)	(5,154,000)	(6,482,000)	(5,559,000)
Changes in operating assets and liabilities:
Increase (decrease) in accounts payable			341,000	(169,000)
Increase in accounts payable and accrued expenses	2,185,000	1,093,000	1,494,000	270,000
Decrease (increase) in accrued franchise and income taxes	(8,000)	(195,000)	(217,000)	70,000
Increase in prepaid expenses and other assets	(58,000)	(52,000)	27,000	83,000
Net cash used in operating activities	(1,168,000)	(2,775,000)	(3,450,000)	(2,499,000)
Cash flows from investing activities -
Withdrawal from Trust Account for redemption of Class A	242,423,000		7,108,000
Deposit a portion of related party loans in Trust Account			(1,758,000)
Deposit into Trust Account	(3,517,000)
Withdrawal from Trust Account for taxes and working capital	875,000	2,335,000	2,638,000	1,927,000
Net cash provided by investing activities	239,781,000	2,335,000	7,988,000	1,927,000
Cash flows from financing activities –
Redemptions of Class A common stock common stock	(242,423,000)		(7,108,000)
Proceeds from related party loans	3,617,000		1,958,000
Net cash used in financing activities	(238,806,000)		(5,150,000)
Net (decrease) increase in cash	(193,000)	(440,000)	(612,000)	(572,000)
Cash at beginning of period	568,000	1,180,000	1,180,000	1,752,000
Cash at end of period	375,000	740,000	568,000	1,180,000
Supplemental disclosure of non-cash financing activities:
Cash paid for income taxes	215,000	1,197,000	1,397,000	1,215,000
Change in value of common stock subject to possible redemption	(240,153,000)	$ 1,533,000	$ (5,721,000)	$ 2,806,000
Change in common stock subject to redemption	$ 4,500,000